Legal Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Legal Reserve [Abstract]
Percentage of legal reserve	5.00%
Dividend distribution percentage	10.00%
Legal reserve (in Dollars)	$ 223,500	$ 223,500
After tax profits, percentage	10.00%
PRC entity registered capital, percentage	50.00%